Consolidated Statements of Comprehensive (Loss) Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]
Net income (loss)	$ (103,679)	$ (50,577)	$ (10,050)	$ 9,865	$ 6,625	$ 2,462
Other comprehensive income (loss):
Pension and postretirement liability adjustment	4,407	(3,648)	(5,675)	4,407	(3,648)	(5,675)
Comprehensive income (loss)	(99,272)	(54,225)	(15,725)	14,272	2,977	(3,213)
Less comprehensive income (loss) attributable to the noncontrolling interest	4,434	824	(675)
Comprehensive loss attributable to member of Summit Materials, LLC	$ (103,706)	$ (55,049)	$ (15,050)